BUSINESS COMBINATIONS (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	[1]	Oct. 05, 2020	Jul. 02, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,043,473	$ 1,043,473				$ 915,790
Printstock Products Ltd [Member] | Gourmet Foods [Member]
Business Acquisition [Line Items]
Cash in bank	118,774				$ 118,774
Accounts receivable	384,222				384,222
Prepayments/deposits	1,372				1,372
Inventories	509,796				509,796
Operating lease right-of-use asset	201,699				201,699
Property and equipment	401,681				401,681
Intangible assets	134,965				134,965
Goodwill	127,683				127,683
Deferred tax liability	(68,061)			$ 68,061	68,061
Assumed lease liabilities	(201,699)				201,699
Accounts payable and accrued expenses	(376,112)				376,112
Total Purchase Price	1,234,320				1,234,320
Deferred tax liability	68,061			$ (68,061)	(68,061)
Assumed lease liabilities	201,699				(201,699)
Accounts payable and accrued expenses	376,112				(376,112)
Total Purchase Price	$ 1,234,320				$ 1,234,320

[1]	Derived from audited financial statements